Q3 ALL-WEATHER SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 47.7%	Shares	Value
Fidelity MSCI Consumer Discretionary Index ETF	4,200	$ 279,342
Fidelity MSCI Energy Index ETF	13,500	299,160
Fidelity MSCI Health Care Index ETF	4,700	280,731
Fidelity MSCI Industrials Index ETF	5,800	282,518
Fidelity MSCI Utilities ETF	6,000	287,160
VanEck Oil Services ETF	1,200	287,604
Total Exchange-Traded Funds (Cost $1,698,162)		$ 1,716,515

MONEY MARKET FUNDS - 51.9%	Shares	Value
First American Government Obligations Fund - Class X, 2.05% (a) (Cost $1,865,626)	1,865,626	$ 1,865,626

Investments at Value - 99.6% (Cost $3,563,788)		$ 3,582,141

Other Assets in Excess of Liabilities - 0.4%		14,122

Net Assets - 100.0%		$ 3,596,263

(a)	The rate shown is the 7-day effective yield as of August 31, 2022.

Q3 ALL-WEATHER TACTICAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 20.4%	Shares	Value
iShares 20+ Year Treasury Bond ETF (Cost $16,840,401)	146,000	$ 16,334,480

MONEY MARKET FUNDS - 41.1%	Shares	Value
First American Government Obligations Fund - Class X, 2.05% (a) (Cost $32,975,364)	32,975,364	$ 32,975,364

Investments at Value - 61.5% (Cost $49,815,765)		$ 49,309,844

Other Assets in Excess of Liabilities - 38.5%		30,839,531

Net Assets - 100.0%		$ 80,149,375

(a)	The rate shown is the 7-day effective yield as of August 31, 2022.